As filed with the Securities and Exchange Commission on 11/26/04

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q
        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-08360
                                                     ---------

                             GUINNESS ATKINSON FUNDS
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

        21550 OXNARD STREET, SUITE 750, WOODLAND HILLS, CALIFORNIA 91367
        ----------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                             JAMES J. ATKINSON, JR.
        21550 OXNARD STREET, SUITE 750, WOODLAND HILLS, CALIFORNIA 91367
        ----------------------------------------------------------------
                     (Name and address of agent for service)

                                   Copies to:

                           Susan Penry-Williams, Esq.
                      Kramer, Levin, Naftalis & Frankel LLP
                                919 Third Avenue
                               New York, NY 10022

                                 (800) 915-6566
                                 --------------
               Registrant's telephone number, including area code

Date of fiscal year end: DECEMBER 31, 2004
                         -----------------

Date of reporting period:  SEPTEMBER 30, 2004
                           ------------------

ITEM 1. SCHEDULE OF INVESTMENTS.

                        GUINNESS ATKINSON ASIA FOCUS FUND

SCHEDULE OF INVESTMENTS IN SECURITIES
AT SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
Shares          COMMON STOCKS: 96.9%                                       Value
--------------------------------------------------------------------------------

                CHINA: 14.4%
      416,000   Anhui Conch Cement Co., Ltd.                       $    581,423
    2,076,000   China Telecom                                           672,142
      878,000   Huaneng Power International, Inc.                       703,634
    1,288,000   PetroChina Co., Ltd.                                    689,516
    1,420,000   Sinopec Shanghai Petrochemical                          541,686
      918,000   Yanzhou Coal Mining Co., Ltd.                         1,182,990
                                                                   -------------
                                                                      4,371,391
                                                                   -------------
                HONG KONG: 24.9%
      470,000   Chen Hsong Holdings, Ltd.                               278,729
    1,846,000   CNOOC, Ltd.                                             970,483
    2,892,000   Denway Motors, Ltd.                                     973,419
      257,840   Esprit Holdings, Ltd.                                 1,309,235
      766,700   Giant Wireless Technology                               170,045
      914,000   Global Bio-Chem Technology Group Co., Ltd.              714,905
      114,250   Global Bio-Chem Technology Group Co., Ltd.,
                warrants, Exp 5/31/04*                                    7,471
       30,400   HSBC Holdings Plc                                       481,407
    1,792,000   Skyworth Digital Holdings, Ltd                          488,280
      322,000   Suface Mount Technology Holdings, Ltd.                  170,446
       48,300   Suface Mount Technology Holdings, Ltd.,
                warrants, Exp 8/29/09*                                    8,570
      713,000   Techtronic Industries Co.                             1,412,506
    1,503,905   Victory City International Holdings, Ltd                573,693
                                                                   -------------
                                                                      7,559,189
                                                                   -------------
                INDONESIA: 1.9%
    1,400,000   Bank Danamon Indonesia Tbk PT                           572,425
                                                                   -------------

                MALAYSIA: 3.8%
       39,000   British American Tobacco (Malaysia) Berhad              479,803
      280,000   IOI Corp. Berhad                                        681,579
                                                                   -------------
                                                                      1,161,382
                                                                   -------------
                SINGAPORE: 4.0%
       76,368   Jardine Cycle & Carriage, Ltd.                          377,143
      478,000   Neptune Orient Lines, Ltd.                              828,330
                                                                   -------------
                                                                      1,205,473
                                                                   -------------
                SOUTH KOREA: 25.4%
       11,500   Daelim Industrial Co.                                   491,155
       22,000   Hana Bank                                               508,433
       10,000   Honam Petrochemical Corp.                               393,271
       15,250   Hyundai Mobis                                           760,417
       38,000   INI Steel Co.                                           423,449
       23,420   Korea Tobacco & Ginseng Corp.                           618,427
        5,500   LG Electronics, Inc.                                    310,497
        7,700   POSCO                                                 1,148,506
        4,500   Samsun SDI Co., Ltd.                                    439,015
        6,560   Samsung Electronics Co., Ltd.                         2,585,544
                                                                   -------------
                                                                      7,678,714
                                                                   -------------

                        GUINNESS ATKINSON ASIA FOCUS FUND

SCHEDULE OF INVESTMENTS IN SECURITIES
AT SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
Shares          COMMON STOCKS: 96.9%                                       Value
--------------------------------------------------------------------------------

                TAIWAN: 13.4%
      341,948   Acer, Inc.                                         $    460,793
      164,000   AU Optronics Corp.                                      206,523
    1,043,616   China Steel Corp.                                     1,053,212
      126,500   HON HAI Precision Industry                              437,329
      186,960   Novatek Microelectronics Corp., Ltd.                    492,326
      591,844   Taishin Financial Holdings Co., Ltd.                    475,391
      728,329   Taiwan Semiconductor Manufacturing Co., Ltd.*           930,032
                                                                   -------------
                                                                      4,055,606
                                                                   -------------
                THAILAND: 9.1%
      282,000   Advanced Info Service Public Co., Ltd.                  673,128
      247,500   Electricity Generating Public Co., Ltd.                 399,819
      364,700   Kasikornbank PCL                                        395,696
       94,000   PTT Exploration & Production Public Co., Ltd.           670,862
       99,000   Siam Cement Co., Ltd.                                   606,293
                                                                   -------------
                                                                      2,745,798
                                                                   -------------

                TOTAL COMMON STOCKS
                (cost $22,181,056)                                   29,349,978
                                                                   -------------

                TOTAL INVESTMENTS IN SECURITIES
                (cost $22,181,056+):  96.9%                          29,341,408
                Other Assets less Liabilities: 3.1%                     933,510
                                                                   -------------
                NET ASSETS: 100.0%                                 $ 30,274,918
                                                                   =============

*     Non-income producing security.
+ At September 30, 2004, the aggregate unrealized appreciation and depreciation of securities, based on their cost for federal income tax purposes, was as follows:

                Cost of investments for tax purposes               $ 22,181,056
                                                                   =============
                Gross tax unrealized appreciation                  $  8,195,387
                Gross tax unrealized depreciation                    (1,018,398)
                                                                   -------------
                Net tax unrealized appreciation                    $  7,168,922
                                                                   =============

SCHEDULE OF INVESTMENTS BY INDUSTRY
AT SEPTEMBER 30, 2004 (UNAUDITED)
ASIA FOCUS                                                               % of
Industry                                                              Net Assets
--------------------------------------------------------------------------------
Electric Products-Misc                                                     9.6%
Steel-Producers                                                            8.7%
Commercial Banks                                                           8.0%
Distribution/Wholesale                                                     5.6%
Oil Comp-Exploration & Production                                          5.4%
Semicon Components-Intg Circu                                              4.7%
Mach Tools&Rel Products                                                    4.7%
Electronic Components-Misc                                                 4.2%
Building Products-Cement                                                   3.9%
Coal                                                                       3.9%
Electric-Generation                                                        3.6%
Tobacco                                                                    3.6%
Auto-Cars/Light Trucks                                                     3.2%
Petrochemicals                                                             3.1%
Transport-Marine                                                           2.7%
Auto/Truck Parts & Equipment                                               2.5%
Agricultural Biotech                                                       2.4%
Oil Comp-Integrated                                                        2.3%
Agricultural Operations                                                    2.3%
Cellular Telecom                                                           2.2%
Telecom Services                                                           2.2%
Textile-Products                                                           1.9%
Building-Heavy Construct                                                   1.6%
Audio/Video Products                                                       1.6%
Computers                                                                  1.5%
Machinery-General Industrial                                               0.9%
Wireless Equipment                                                         0.6%
                                                                     -----------
TOTAL INVESTMENTS IN SECURITIES                                           96.9%
Other Assets less Liabilities                                              3.1%
                                                                     ===========
Net Assets                                                              100.00%
                                                                     ===========

               GUINNESS ATKINSON CHINA & HONG KONG FUND

SCHEDULE OF INVESTMENTS IN SECURITIES
AT SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
Shares          COMMON STOCKS: 99.0%                                       Value
--------------------------------------------------------------------------------

                AGRICULTURAL BIOTECHNOLOGY: 2.1%
    2,700,000   Global Bio-Chem Technology Group Co., Ltd.          $ 2,111,863
      337,500   Global Bio-Chem Technology Group Co., Ltd.,
                warrant, Exp 5/31/07*                                    22,071
                                                                    ------------
                                                                     2,133,934
                                                                    ------------
                AIRLINES: 0.2%
      560,000   China Southern Airlines Co., Ltd.                       199,261
                                                                    ------------

                AUDIO/VIDEO PRODUCTS: 2.2%
    8,400,000   Skyworth Digital Holdings, Ltd.                       2,288,814
                                                                    ------------

                AUTO - CARS/LIGHT TRUCKS: 3.3%
   10,214,000   Denway Motors, Ltd.                                   3,437,933
                                                                    ------------

                BUILDING - HEAVY CONSTRUCTION: 2  .2%
      270,000   Cheung Kong                                           2,319,588
                                                                    ------------

                BUILDING PRODUCTS - CEMENT: 2.1%
    1,596,000   Anhui Conch Cement Co., Ltd.                          2,230,651
                                                                    ------------

                COAL: 4.0%
    3,222,000   Yanzhou Coal Mining Co., Ltd.                         4,152,062
                                                                    ------------

                COMMERCIAL BANKS: 11.5%
       50,770   Dah Sing Banking Group, Ltd.                            103,834
      253,850   Dah Sing Financial Holdings                           1,822,793
      481,310   HSBC Holdings Plc                                     7,621,914
      379,400   Wing Hang Bank, Ltd.                                  2,432,426
                                                                    ------------
                                                                     11,980,967
                                                                    ------------
                COMPUTERS: 0.7%
    6,900,000   Group Sense International, Ltd.                         716,649
                                                                    ------------

                DISTRIBUTION/WHOLESALE: 6.5%
    1,342,071   Esprit Holdings, Ltd.                                 6,814,640
                                                                    ------------

                DIVERSIFIED OPERATIONS: 9.9%
    1,288,000   China Merchants Holdings International
                Co., Ltd.                                             1,932,297
        3,360   Hutchinson Whampoa, Ltd.                                      0
      252,000   Hutchison Whampoa                                     1,962,994
      412,000   Shanghai Industrial Holdings, Ltd.                      750,167
      536,500   Swire Pacific, Ltd. - Class A                         3,732,000
      579,000   Wharf Holdings, Ltd.                                  1,952,570
                                                                    ------------
                                                                     10,330,028
                                                                    ------------
                ELECTRIC - GENERATION: 4.2%
    2,000,000   Beijing Datang Power Gen. Co., Ltd.                   1,628,456
    3,370,000   Huaneng Power International, Inc.                     2,700,736
                                                                    ------------
                                                                      4,329,192
                                                                    ------------

               GUINNESS ATKINSON CHINA & HONG KONG FUND

SCHEDULE OF INVESTMENTS IN SECURITIES
AT SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
Shares          COMMON STOCKS: 99.0%                                       Value
--------------------------------------------------------------------------------

                ELECTRIC - INTEGRATED: 6.1%
      886,000   CLP Holdings, Ltd.                                  $ 5,055,521
      299,000   Hong Kong Electric Holdings                           1,326,537
                                                                    ------------
                                                                      6,382,058
                                                                    ------------
                ELECTRONIC COMPONENTS - MISCELLANEOUS: 1.2%
    2,352,000   Suface Mount Technology Holdings, Ltd.                1,244,996
      352,800   Suface Mount Technology Holdings, Ltd.,
                warrants, Exp 8/29/04*                                   62,598
                                                                    ------------
                                                                      1,307,594
                                                                    ------------
                MACHINERY - DIVERSIFIED: 2.0%
    3,510,000   Chen Hsong Holdings, Ltd.                             2,081,570
                                                                    ------------

                MACHINERY TOOLS & RELATED PRODUCTS: 6.9%
    3,636,000   Techtronic Industries Co.                             7,203,185
                                                                    ------------

                MEDICAL - DRUGS: 0.0%
    1,240,000   Far East Pharmaceutical Technology                       10,812
                                                                    ------------

                OIL & GAS: 9.8%
   10,957,000   CNOOC, Ltd.                                           5,760,335
    8,256,000   PetroChina Co., Ltd.                                  4,419,757
                                                                    ------------
                                                                     10,180,092
                                                                    ------------
                OIL REFINING: 3.4%
    3,326,000   Sinopec Zhenhai Refining & Chemical
                Company, Ltd.                                         3,497,102
                                                                    ------------

                PETROCHEMICALS: 4.4%
    3,570,000   China Petroleum & Chemical Corp.                      1,453,397
    3,840,000   Sinopec Beijing Yanhua Petrochemical
                Co., Ltd.                                             1,551,008
    4,204,000   Sinopec Shanghai Petrochemical                        1,603,695
                                                                    ------------
                                                                      4,608,100
                                                                    ------------
                REAL ESTATE: 0.4%
       20,000   Hopewell Holdings                                         2,359
      200,000   Hopewell Holdings, warrants, Exp 8/5/06*                415,449
                                                                    ------------
                                                                        417,808
                                                                    ------------
                RENTAL AUTO/EQUIPMENT: 2.4%
    1,531,000   Cosco Pacific, Ltd.                                   2,542,244
                                                                    ------------

                RETAIL: 0.3%
      820,000   Glorious Sun Enterprises, Ltd.                          276,004
                                                                    ------------

                STEEL PRODUCERS: 1.5%
    3,480,000   Maanshan Iron & Steel                                 1,517,157
                                                                    ------------

               GUINNESS ATKINSON CHINA & HONG KONG FUND

SCHEDULE OF INVESTMENTS IN SECURITIES
AT SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
Shares          COMMON STOCKS: 99.0%                                       Value
--------------------------------------------------------------------------------

                TELECOMMUNICATIONS: 7.9%
    1,335,000   China Mobile (Hong Kong), Ltd.                        4,065,529
    9,200,000   China Telecom Corp., Ltd.                             2,978,663
    5,379,200   Giant Wireless Technology                             1,193,045
                                                                    ------------
                                                                      8,237,237
                                                                    ------------
                TEXTILES: 1.9%
    5,111,090   Victory City International Holdings, Ltd            $ 1,949,722
                                                                    ------------

                TRANSPORTATION: 1.9%
      921,000   China Shipping Container Lines Co., Ltd.*               386,761
    1,876,000   China Shipping Development Co., Ltd.                  1,551,546
                                                                    ------------
                                                                      1,938,307
                                                                    ------------

                TOTAL COMMON STOCKS
                 (cost $63,351,754)                                 103,082,711
                                                                   -------------

                TOTAL INVESTMENTS IN SECURITIES
                (cost $63,351,754+):  99.0%                         103,082,711
                Other Assets less Liabilities: 1.0%                   1,055,800
                                                                   -------------
                NET ASSETS: 100.0%                                 $104,075,913
                                                                   =============

*     Non-income producing security.
+ At September 30, 2004, the aggregate unrealized appreciation and depreciation of securities, based on their cost for federal income tax purposes, was as follows:

                Cost of investments for tax purposes               $ 63,351,754
                                                                   =============
                Gross tax unrealized appreciation                  $ 41,686,515
                Gross tax unrealized depreciation                    (2,528,329)
                                                                   -------------
                Net tax unrealized appreciation                    $ 39,158,186
                                                                   =============

                GUINNESS ATKINSON GLOBAL INNOVATORS FUND

SCHEDULE OF INVESTMENTS IN SECURITIES
AT SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
Shares        COMMON STOCKS: 92.8%                                         Value
--------------------------------------------------------------------------------

                ADVERTISING AGENCIES: 3.5%
       29,470   WPP Group Plc                                       $ 1,376,219
                                                                    ------------

                AEROSPACE/DEFENSE: 3.9%
       23,000   L-3 Communications Holdings, Inc.                     1,541,000
                                                                    ------------

                AUTO MANUFACTURERS: 7.8%
       68,300   Honda Motor Company ADR                               1,663,788
       18,800   Toyota Motor Corp.                                    1,435,944
                                                                    ------------
                                                                      3,099,732
                                                                    ------------
                BLAST FURN/MILL: 4.8%
       20,900   Nucor Corp.                                           1,909,633
                                                                    ------------

                COMMUNICATIONS EQUIPMENT: 2.6%
       73,542   Nokia Corp.                                           1,008,996
                                                                    ------------

                COMPUTER INTEGRATED SYSTEMS DESIGN: 3.8%
      368,090   Sun Microsystems, Inc.*                               1,487,084
                                                                    ------------

                COMPUTER RELATED SERVICES: 3.6%
       59,400   Acxiom Corp.                                          1,410,156
                                                                    ------------

                DATA PROCESSING AND PREPARATION: 4.0%
       36,264   First Data Corp.                                      1,577,484
                                                                    ------------

                ELECTRICAL COMPONENTS & EQUIPMENT: 4.0%
        7,900   Samsung Electronics Co., Ltd.                         1,564,200
                                                                    ------------

                ELECTRONIC COMPUTERS: 4.1%
       45,700   Dell, Inc.*                                           1,626,920
                                                                    ------------

                FIRE, MARINE, AND CASUALTY INSURANCE: 3.6%
       20,795   American International Group, Inc.                    1,413,852
                                                                    ------------

                NATIONAL COMMERCIAL BANKS: 3.1%
       28,574   State Street Corp.                                    1,220,396
                                                                    ------------

                NEWSPAPER: 3.6%
       43,342   News Corp. Ltd. ADR                                   1,424,652
                                                                    ------------

                PASSENGER TRANSPORTATION ARRANGEMENT, N.E.C.: 3.3%
       53,490   Sabre Holdings Corp.                                  1,312,110
                                                                    ------------

                PHARMACEUTICAL: 2.4%
       25,520   Sanofi-Aventis, ADR                                     934,287
                                                                    ------------

                GUINNESS ATKINSON GLOBAL INNOVATORS FUND

SCHEDULE OF INVESTMENTS IN SECURITIES
AT SEPTEMBER 30, 2004 (UNAUDITED)
-------------------------------------------------------------------------------
Shares        COMMON STOCKS: 92.8%                                         Value
-------------------------------------------------------------------------------

                PHARMACEUTICALS: 1.4%
       17,600   Pfizer, Inc.                                            538,560
                                                                    ------------

                PHONE NO RADIO: 2.9%
      215,500   Cable & Wireless PLC                                $ 1,133,530
                                                                    ------------

                PREPACKAGED SOFTWARE: 10.1%
       58,200   Check Point Software Technologies, Ltd.*                987,654
       54,028   Microsoft Corp.                                       1,493,874
      131,930   Oracle Corp.*                                         1,488,170
                                                                    ------------
                                                                      3,969,698
                                                                    ------------
                RADIO & TV COMMUNICATIONS EQUIPMENT: 3.3%
       37,808   Sony Corp.                                            1,300,217
                                                                    ------------

                RADIOTELEPHONE COMMUNICATIONS: 3.9%
       63,648   Vodafone Group Plc.                                   1,534,553
                                                                    ------------

                READY-MIXED CONCRETE: 3.9%
       55,263   Cemex SA de CV                                        1,555,101
                                                                    ------------

                SEMICONDUCTORS: 3.0%
      167,912   Taiwan Semiconductor Manufacturing Co. Ltd.           1,198,892
                                                                    ------------

                SEMICONDUCTORS AND RELATED DEVICES: 2.5%
       68,200   Nvidia Corp.*                                           990,264
                                                                    ------------

                VARIETY STORE: 3.7%
       35,300   Costco Wholesale Corp.                                1,467,068
                                                                    ------------

                TOTAL COMMON STOCKS
                 (cost $37,249,210)                                  36,594,604
                                                                    ------------

                TOTAL INVESTMENTS IN SECURITIES
                (cost $37,249,210+):  92.8%                          36,594,604
                Other Assets less Liabilities: 7.2%                   2,853,678
                                                                    ------------
                NET ASSETS: 100.0%                                  $39,448,282
                                                                    ============

*     Non-income producing security.
+ At September 30, 2004, the aggregate unrealized appreciation and depreciation of securities, based on their cost for federal income tax purposes, was as follows:

                Cost of investments for tax purposes                $37,249,210
                                                                    ============
                Gross tax unrealized appreciation                   $ 4,301,655
                Gross tax unrealized depreciation                    (4,850,048)
                                                                    ------------
                Net tax unrealized appreciation                     $ 7,168,922
                                                                    ============

                  GUINNESS ATKINSON GLOBAL ENERGY FUND

SCHEDULE OF INVESTMENTS IN SECURITIES
AT SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
Shares          COMMON STOCKS: 100.9%                                      Value
--------------------------------------------------------------------------------

                COAL: 3.8%
          490   Peabody Energy Corp.                                $    29,155
                                                                    ------------

                DIVERSIFIED MANUFACTURING OPERATIONS: 3.5%
        7,605   Abbot Group Plc                                          27,352
                                                                    ------------

                OIL & GAS: 8.2%
          550   ChevronTexaco Corp.                                      29,502
          720   Marathon Oil Corp.                                       29,722
          285   YUKOS                                                     4,571
                                                                    ------------
                                                                         63,795
                                                                    ------------
                OIL & GAS - FIELD SERVICES: 4.1%
          980   Petroleo Brasileiro SA, ADR                              31,282
                                                                    ------------

                OIL & GAS EXPLORATION & PRODUCTION: 24.6%
          810   Canadian Natural Resources                               32,105
          702   Canadian Oil Sands Trust                                 30,333
       55,000   CNOOC, Ltd.                                              28,741
          110   Gazprom                                                   3,930
          240   Gazprom                                                   8,592
          710   Nexen, Inc.                                              29,595
          910   Suncor Energy, Inc.                                      29,051
        6,970   Venture Production, Plc*                                 28,253
                                                                    ------------
                                                                        190,600
                                                                    ------------
                OIL & GAS PRODUCERS: 49.4%
          330   Amerada Hess Corp.                                       29,370
          440   Anadarko Petroleum Corp.                                 29,198
          710   Burlington Resources, Inc.                               28,968
        1,790   Chesapeake Energy Corp.                                  28,336
          340   ConocoPhillips                                           28,169
           95   Lukoil-Holding, ADR                                      11,780
          460   Newfield Exploration Co.*                                28,170
          520   Occidental Petroleum Corp.                               29,084
          120   OMV AG                                                   27,646
          575   Petro-Canada                                             29,761
       53,000   Petrochina Co., Ltd.                                     28,375
        1,290   Repsol SA                                                28,325
          530   Royal Dutch Petroleum Co.                                27,297
          530   Shell Canada, Ltd.                                       28,898
                                                                    ------------
                                                                        383,377
                                                                    ------------

                  GUINNESS ATKINSON GLOBAL ENERGY FUND

SCHEDULE OF INVESTMENTS IN SECURITIES
AT SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
Shares          COMMON STOCKS: 100.9%                                      Value
--------------------------------------------------------------------------------

                OIL - EXPLORATION & PRODUCTION: 7.3%
          580   Apache Corp.                                        $    29,064
          390   Devon Energy Corp.                                       27,694
                                                                    ------------
                                                                         56,758
                                                                    ------------

                TOTAL COMMON STOCKS
                 (cost $731,613)                                        782,319
                                                                    ------------

                TOTAL INVESTMENTS IN SECURITIES
                (cost $731,613+):  100.9%                               782,319
                Liabilities in excess of Other Assets: (0.9)%            (6,777)
                                                                    ------------
               NET ASSETS: 100.0%                                   $   775,542
                                                                    ============

*     Non-income producing security.
+ At September 30, 2004, the aggregate unrealized appreciation and depreciation of securities, based on their cost for federal income tax purposes, was as follows:

                Cost of investments for tax purposes                $   731,613
                                                                    ============
                Gross tax unrealized appreciation                   $    51,737
                Gross tax unrealized depreciation                        (1,031)
                                                                    ------------
                Net tax unrealized appreciation                     $    50,706
                                                                    ============

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

         (Registrant) Guinness Atkinson Funds
                      ----------------------------------------------------------

         By (Signature and Title) /s/  James Atkinson
                                  ----------------------------------------------
                                  James J. Atkinson, Jr., President

         Date   11/24/2004
                ----------------------------------------------------------------

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

         By (Signature and Title)* /s/  James Atkinson
                                   ---------------------------------------------
                                   James J. Atkinson, Jr., President

         Date   11/24/2004
                ----------------------------------------------------------------

         By (Signature and Title)* /s/ Rita Dam
                                   ---------------------------------------------
                                   Rita Dam, Treasurer

         Date   11/24/2004
                ----------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.


                                                                               2